Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of related party balances
		As of December 31,
		2022	2021
Balance with related parties:
Accounts receivable	(a)	$272,546	$238,892
Non-marketable equity securities – Investment E		—	523,269

Balance with the shareholder:
Earnest deposit		$—	$7,182,131
Amount due to shareholder	(b)	6,289,743	—
Receivable from the shareholder		—	29,562,195

(a)      Accounts receivable due from related parties represented the management service rendered to two individual close-ended investment private funds registered in the Cayman Islands, which is controlled by the shareholder.

(b)      Amount due to shareholder are those trade and nontrade payables arising from transactions between the Company and the shareholder, such as advances made by the shareholder on behalf of the Company, advances made by the Company on behalf of the shareholder, and allocated shared expense paid by the shareholder.

Schedule of ordinary course of business
		For the years ended December 31,
		2022	2021
Transaction with related parties:
Asset management service income	(c)	$969,912	$947,075
Management fee income		—	100,483
Interest income on debt securities		—	203,632
Commission expenses	(d)	48,398	181,359
Redemption of corporate bonds		—	1,286,628
Sales of investment – Investee A		—	159,413
Purchase of non-marketable equity security – Investment E		—	523,269
Purchase of non-marketable equity security – Investment F	(e)	9,668,568	—

Transaction with the shareholder:
Interest expense on note payable to the shareholder		—	482,820
Office and operating fee charge	(f)	3,190,064	2,463,553
General and administrative expense allocated	(g)	2,645,731	867,207
Purchase of investment from the shareholder	(h)	6,560,122	—
Purchase of office building from the shareholder	(i)	5,995,249	—
Declaration of special dividends to the shareholder	(j)	$47,000,000	$—

(c)      Under the management agreements, the Company shall provide management service to the portfolio assets held by two individual close-ended investment private funds in the Cayman Islands, which is controlled by the shareholder, for a compensation of asset management service fee income at the predetermined rate based on the respective portfolio of asset values invested by the final customers.

(h)      The Company purchased 4,158,963 shares of Investment A from the shareholder at the historical carrying amount and the transaction was completed in April 2022.